OTHER INCOME, NET	12 Months Ended
Dec. 31, 2021
Other income, net [Abstract]
OTHER INCOME, NET	NOTE 23 -OTHER INCOME, NET
	New Israeli Shekels
	Year ended December 31,
	2019	2020	2021
	In millions
Unwinding of trade receivables	23	21	20
Other income, net	5	9	8
	28	30	28